Cover	Feb. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Entity File Number	001-42873
Entity Registrant Name	BTC DEVELOPMENT CORP.
Entity Central Index Key	0002042292
Entity Tax Identification Number	98-1816717
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	703-4396
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one warrant
Trading Symbol	BDCIU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BDCI
Security Exchange Name	NASDAQ
Warrant, each right entitling the holder to receive one fourth (1/4) of a Class A ordinary share
Title of 12(b) Security	Warrant, each right entitling the holder to receive one fourth (1/4) of a Class A ordinary share
Trading Symbol	BDCIW
Security Exchange Name	NASDAQ